Other Balance Sheet Accounts - Trade and other payables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	$ 30,738	$ 24,993
Accrued expenses	76,358	53,802
Accrued compensation and employee benefits	72,627	54,507
Sales and indirect taxes	9,009	9,158
Customer deposits	7,897	7,943
Other payables	5,941	7,471
Operating lease payable	0	1,613
Total trade and other current payables	$ 202,570	$ 159,487